Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Cash paid for Venerable reinsurance transaction	$ 7	$ 494